State Street Blackstone Senior Loan ETF Investment Strategy - State Street Blackstone Senior Loan ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In pursuing its investment objective, the Fund seeks to outperform the Morningstar LSTA US Leveraged Loan Index (the “Index”) by normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in Senior Loans.For purposes of this 80% test, “Senior Loans” are first lien senior secured floating rate bank loans. A Senior Loan is an advance or commitment of funds made by one or more banks or similar financial institutions, including the Fund, to one or more corporations, partnerships or other business entities and pays interest at a floating or adjusting rate that is determined periodically at a designated premium above a base lending rate. A Senior Loan is senior to all unsecured claims against the borrower and senior or equal to all other secured claims, meaning that, in the event of a bankruptcy, the Senior Loan, together with other first lien claims, is entitled to be the first to be repaid out of proceeds of the assets securing the loans, before other existing claims or interests receive repayment. However, in bankruptcy proceedings, there may be other claims, such as taxes or additional advances that take precedence. Senior Loans in which the Fund may invest, may include covenant-lite loans, which may contain fewer or no maintenance covenants compared to other loans.Each of the Fund's Senior Loan investments is expected to have no less than $250 million par outstanding.The Fund invests predominantly in Senior Loans that are made to businesses operating in North America, but may also invest in Senior Loans made to businesses operating outside of North America. The Fund may invest in Senior Loans directly, either from the borrower as part of a primary issuance or in the secondary market through assignments of portions of Senior Loans from third parties, or participations in Senior Loans, which are contractual relationships with an existing lender in a loan facility whereby the Fund purchases the right to receive principal and interest payments on a loan but the existing lender remains the record holder of the loan. Under normal market conditions, it is expected that the Fund's Senior Loan investments will maintain an average interest rate duration of less than 90 days. Loan interest rate duration is based on the actual remaining time until the applicable reference rate is reset for each individual loan.In selecting securities for the Fund, the Fund's sub-adviser, Blackstone Liquid Credit Strategies LLC (the “Sub-Adviser”), seeks to construct a portfolio of loans that it believes is less volatile than the general loan market. In addition, when making investments, the Sub-Adviser seeks to maintain appropriate liquidity and price transparency for the Fund. On an on-going basis, the Sub-Adviser adds or removes those individual loans that it believes will cause the Fund to outperform or underperform the Index. The Fund's strategy may result in a high portfolio turnover rate.When identifying prospective investment opportunities in Senior Loans, the Sub-Adviser currently intends to invest principally in Senior Loans that are below investment-grade quality and will rely on fundamental credit analysis in an effort to attempt to minimize the loss of the Fund's capital. While credit ratings assigned by Moody's Investors Service, Inc., S&P Global Ratings and/or Fitch Ratings Inc. (the “SROs” (statistical rating agencies)) will be considered, such ratings will not be determinative in the Sub-Adviser's process in the selection of specific debt securities (including Senior Loans). The Senior Loans and other securities that the Sub-Adviser is likely to select for investment in by the Fund will typically be rated below investment-grade quality by one or more of the SROs or, if unrated, will typically, in the opinion of the Sub-Adviser, be of similar credit quality. The Sub-Adviser expects to invest in Senior Loans, other loans and bonds of companies, including high yield securities (commonly known as “junk” bonds), collateralized loan obligations (“CLOs”) (including investment-grade and below investment-grade tranches of CLOs) and Rule 144A securities, possessing the following attributes, which it believes will help generate higher risk adjusted total returns.Leading, defensible market positions. The Sub-Adviser intends to invest in loans made to and bonds issued by companies that it believes have developed strong positions within their respective markets and exhibit the potential to maintain sufficient cash flows and profitability to service their obligations in a range of economic environments. The Sub-Adviser will seek companies that it believes possess advantages in scale, scope, customer loyalty, product pricing, or product quality versus their competitors, thereby minimizing business risk and protecting profitability.Investing in companies with positive cash flow. The Sub-Adviser intends to invest primarily in loans made to and bonds issued by established companies which have demonstrated a record of profitability and cash flows over several economic cycles. The Sub-Adviser believes such companies are well-positioned to maintain consistent cash flow to service and repay their obligations and maintain growth in their businesses or market share. The Sub-Adviser does not intend to invest primarily in start-up companies, companies in turnaround situations or companies with speculative business plans.Proven management teams. The Sub-Adviser intends to focus on investments in loans made to and bonds issued by companies that have experienced management teams with established track records of success. The Sub-Adviser will typically require companies to have in place proper incentives to align management's goals with the Fund's goals.Private equity sponsorship. The Sub-Adviser may seek to invest in loans made to and bonds issued by issuers sponsored by what it believes to be high-quality private equity firms. The Sub-Adviser believes that a private equity sponsor's willingness to invest significant sums of equity capital into a company is an implicit endorsement of the quality of the investment. Further, private equity sponsors of companies with significant investments at risk have the ability and a strong incentive to contribute additional capital in difficult economic times should operational issues arise.Diversification, concentration and reliance on other lenders. The Sub-Adviser will seek to invest broadly among companies and industries, thereby potentially reducing the risk of a downturn in any one company or industry having a disproportionate impact on the value of the Fund's portfolio. While the Fund looks to the underlying borrower of a bank loan, rather than the bank originating the loan, for purposes of determining the industry concentration of investments, it is possible that under a different interpretation the Fund may be deemed to concentrate its investments in the financial services industries. Loans, and the collateral securing them, are typically monitored by agents for the lenders, which may be the originating bank or banks. The Fund may be affected by the creditworthiness of the agent bank and other intermediate participants in a Senior Loan, in addition to the borrower, since rights that may exist under the loan against the borrower if the borrower defaults are typically asserted by or through the agent bank or intermediate participant. Agents are typically large commercial banks, although for Senior Loans that are not broadly syndicated they can also include thrift institutions, insurance companies or finance companies (or their affiliates). Such companies may be especially susceptible to the effects of changes in interest rates resulting from changes in U.S. or foreign fiscal or monetary policies, governmental regulations affecting capital raising activities or other economic or market fluctuations.If circumstances cause the Sub-Adviser to determine there is a likelihood the value of an existing investment will decline over time, the Fund may, if the Sub-Adviser believes that circumstances require, exit the investment. The circumstances giving rise to the Sub-Adviser's determination may, but will not necessarily, coincide with a downgrade of the Senior Loan or other security's credit rating.The Fund may also invest in repurchase agreements and enter into reverse repurchase agreements for cash management purposes.